Share Capital (Details) - Schedule of Share-Based Compensation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share Capital (Details) - Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 338	$ 575	$ 852	$ 1,023
Cost of Revenues [Member]
Share Capital (Details) - Schedule of Share-Based Compensation [Line Items]
Share-based compensation	11	2	19	2
Research and Development Expenses [Member]
Share Capital (Details) - Schedule of Share-Based Compensation [Line Items]
Share-based compensation	121	173	307	374
General, Administrative and Marketing Expenses [Member]
Share Capital (Details) - Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 206	$ 400	$ 526	$ 647